SHARE-BASED PAYMENTS - Assumptions utilized for option grants (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Risk Free Interest Rate, Minimum		0.34%
Risk Free Interest Rate, Maximum		0.85%
Expected Dividend Yield		0.00%
Expected Volatility		58.00%
Expected Life (years)	0 years	5 years 2 months 4 days